Goodwill - Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 4,541.1	[1]	€ 4,873.9
Effect of changes in exchange rates	0.0		(332.8)
Goodwill, Ending balance	€ 4,541.1		€ 4,541.1	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.